RidgeWorth Seix High Yield Fund
SEIX HIGH YIELD FUND Summary Section A Shares, R Shares, I Shares and IS Shares
Investment Objective
The Seix High Yield Fund (the “Fund”) seeks high income and, secondarily, capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 76 of the Fund’s prospectus and Rights of Accumulation on page 89 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RidgeWorth Seix High Yield Fund	A Shares	R Shares	I Shares	IS Shares
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	4.75%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RidgeWorth Seix High Yield Fund	A Shares	R Shares	I Shares	IS Shares
Management Fees	0.44%	0.44%	0.44%	0.44%
Distribution (12b-1) Fees	0.25%	0.50%	none	none
Other Expenses	0.15%	0.10%	0.17%	0.10%
Total Annual Fund Operating Expenses	0.84%	1.04%	0.61%	0.54%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - RidgeWorth Seix High Yield Fund - USD ($)	1 year	3 years	5 years	10 years
A Shares	557	730	919	1,463
R Shares	106	331	574	1,271
I Shares	62	195	340	762
IS Shares	55	173	302	677

Expense Example, No Redemption - RidgeWorth Seix High Yield Fund - USD ($)	1 year	3 years	5 years	10 years
A Shares	557	730	919	1,463
R Shares	106	331	574	1,271
I Shares	62	195	340	762
IS Shares	55	173	302	677

Portfolio Turnover
The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests in various types of lower-rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield securities.

These securities will be chosen from the broad universe of available U.S. dollar denominated, high yield securities rated below investment grade by either the Merrill Composite Rating or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. Such securities are commonly known as “junk bonds” and present greater risks than investment grade bonds. Although the Fund seeks to achieve its investment objective primarily through investment in high yield securities, the Fund may invest up to 20% of its net assets in investment grade securities.

The Fund will be managed with a duration that is close to the Fund’s comparative benchmark, the Merrill Lynch U.S. High Yield BB/B Rated Constrained Index, which is generally between 3 and 6 years. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for purchase and sale, the Subadviser employs a research driven process designed to identify value areas within the high yield market and attempts to identify lower-rated, higher yielding bonds offering above-average total return. Additionally, the Subadviser will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are “BB” and “B” rated issuers. The Subadviser seeks to identify securities that generally meet the following criteria: (1) industries that have sound fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in high yield securities.

While the Fund generally does not invest in equity securities, equity securities may be obtained through a restructuring of a debt security held in the Fund and may be retained in the Fund if the Subadviser deems it to be in the Fund’s best interests.
Principal Investment Risks
You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard & Poor’s Financial Services LLC and Fitch, Inc. or “Baa3” by Moody’s Investors Service), or that are unrated but judged by the Subadviser to be of comparable quality at the time of purchase, involve greater risk of default or downgrade and are more volatile than investment grade securities and are considered speculative.

These instruments have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to a greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods in excess of seven days, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. The Fund participates in a line of credit facility to assist with cash flow management and liquidity. Floating rate loans may not be considered securities and, therefore, the Fund may not have the protections of the federal securities laws with respect to its holdings of such loans.

Foreign Companies and Securities Risk: Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights. All of these risks are increased for investments in emerging markets.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

A liquid secondary market may not always exist for the Fund’s derivative positions at any time. In fact, many over-the-counter instruments (instruments not traded on exchange) may not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Restricted Securities Risk: Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Securities Risk: U.S. Treasury securities are backed by the full faith and credit of the U.S. government, while other types of securities issued or guaranteed by federal agencies, instrumentalities, and U.S. government-sponsored entities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities may underperform other segments of the fixed income market or the fixed income market as a whole.
Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance between December 29, 2000 to October 11, 2004 is that of the I Shares of the Seix High Yield Fund, the Fund’s predecessor. At the close of business on July 31, 2009, all outstanding C Shares converted to R Shares. R Shares performance shown below prior to that date is that of C Shares and has not been adjusted to reflect R Shares expenses. The performance of the predecessor fund’s I Shares has not been adjusted to reflect the Fund’s A Share or R Share expenses. If it had been, the performance would have been lower. IS Shares commenced operations on August 1, 2016. Performance information for IS shares will be included after the share class has been in operation for one complete calendar year. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2016 was 7.07%.

Best Quarter	Worst Quarter
11.39%	-14.52%
(6/30/2009)	(12/31/2008)

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2015)
Average Annual Total Returns - RidgeWorth Seix High Yield Fund	1 Year	5 Years	10 Years
A Shares	(9.55%)	2.89%	4.58%
R Shares	(5.21%)	3.61%	4.53%
I Shares	(4.91%)	4.12%	5.26%
I Shares | Return After Taxes on Distributions	(7.18%)	0.88%	2.17%
I Shares | Return After Taxes on Distributions and Sale of Fund Shares	(2.70%)	2.06%	2.91%
Bank of America Merrill Lynch BB-B U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	(2.79%)	5.25%	6.43%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

In some cases, average annual return after taxes on distributions and sale of fund shares is higher than the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.